Geographic Segment Information (Restated)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Geographic Segment Information (Restated) [Abstract]
GEOGRAPHIC SEGMENT INFORMATION (RESTATED)
Note 16 – GEOGRAPHIC SEGMENT INFORMATION (RESTATED)

As a result of the reverse acquisition on June 30, 2013 the Company operates in two regions: Australia and United States of America.  All inter-company transactions are eliminated in consolidation.

For the three months ended December 31, 2013 and 2012, geographic segment information is as follows:

	Three Months Ended December 31, 2013				Three Months Ended December 31, 2012
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	$1,519,644	$2,174	$-	$1,521,818	$1,237,067	$-	$-	$1,237,067
Cost of Revenue	721,304	2,204	-	723,508	698,258	-	-	698,258
Total Expenses	658,072	296,437	-	954,509	557,494	-	-	557,494
Other Income (Expense)	138,425	-	-	138,425	116,209	-	-	116,209
Net Income (Loss) before tax from continuing operations	278,693	(296,467)	-	(17,774)	97,524	-	-	97,524
Discontinued operations	-	(104,678)	-	(104,678)	-	-	-	-
Assets	41,037,889	7,154,616	7,021,458	41,171,047	40,702,647	-	-	40,702,647
Debt	33,609,632	553,117	396,205	33,766,544	32,538,169	-	-	32,538,169

For the six months ended December 31, 2013 and 2012, geographic segment information is as follows:

	Six Months Ended December 31, 2013				Six Months Ended December 31, 2012
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	$2,712,039	$2,174	$-	$2,714,213	$2,342,316	$-	$-	$2,342,316
Cost of Revenue	1,495,511	2,204	-	1,497,715	1,409,004	-	-	1,409,004
Total Expenses	1,141,343	509,532	-	1,650,875	916,197	-	-	916,197
Other Income (Expense)	345,495		-	345,495	234,773	-	-	234,773
Net Income (Loss) before tax from continuing operations	420,680	(509,562)	-	(88,882)	251,888	-	-	251,888
Discontinued operations	-	(297,530)	-	(297,530)	-	-	-	-
Assets	41,037,889	7,154,616	7,021,458	41,171,047	40,702,647	-	-	40,702,647
Debt	33,609,632	553,117	396,205	33,766,544	32,538,169	-	-	32,538,169

Note 13 - GEOGRAPHIC SEGMENT INFORMATION (RESTATED)

As a result of the reverse merger on June 30, 2013 the Company operates in two regions: Australia and United States of America.

All inter-company transactions are eliminated in consolidation. For the twelve months ended June 30, 2013 and 2012, geographic segment information is as follows:

	Twelve Months Ended June 30, 2013				Twelve Months Ended June 30, 2012
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	5,305,130	$-	$-	$5,305,130	$4,171,622	$-	$-	$4,171,622
Cost of Revenue	3,001,573	-	-	3,001,573	2,715,227	-	-	2,715,227
Total Expenses	2,177,467		-	2,177,467	1,568,231	-	-	1,568,231
Other Income (Expense)	441,908	-	-	441,908	369,423	-	-	369,423
Net Income (Loss) before tax	567,998		-	567,998	257,587	-	-	257,587
Assets	41,034,499	326,425	-	41,360,924	40,113,093	-	-	40,113,093
Debt	33,693,546	3,000	-	33,696,546	32,208,188	-	-	32,208,188